Contingent consideration	12 Months Ended
Jun. 30, 2022
Later than one year [member]
Statement [line items]
Contingent consideration
Note 16. Contingent c
onsideration

	2022 A$’000	2021 A$’000

Current Liabilities

Contingent consideration – EVT801	759	3,165

	759	3,165

Non-current Liabilities
Contingent consideration - paxalisib	1,168	1,015
Contingent consideration – EVT801	7,588	7,911

	8,756	8,927

	9,515	12,091

Reconciliations
Reconciliation of the balance at the beginning and end of the reporting period is set out below:

	Consolidated
	2022	2021
	$	$

Contingent consideration at start of period	12,091	1,845
EVT801 acquisition	—	11,076
Payment of paxalisib milestone	—	(3,400)
Payment of EVT801 milestone	(2,364)	—
Effect of exchange rates on contingent consideration	(364)	—
Loss on revaluation of contingent consideration	152	2,570

	9,515	12,091

Contingent consideration - paxalisib
During the 2017 financial year, the consolidated entity acquired the rights to develop and commercialise paxalisib, as part of a business combination.
The acquisition contained four contingent milestone payments, the first two milestone payment settlements being Kazia shares, and the third and fourth milestone payment settlements either cash or Kazia shares at the discretion of Kazia. Milestones 1 and 4 have now been paid out, and Milestone 3 has lapsed. Milestone 2 comprises shares to the value of $1,250,000.
Each milest
one
payment is probability weighted for valuation purposes. The milestone payments are discounted to present value, using a discount rate of 15% per annum (15% - 2021). Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance, and are not considered as part of the consideration in relation to the Genentech agreement.
In April 2022 the paxalisib Phase II clinical study was successfully completed and a final clinical study report received.
Contingent consideration - EVT801
As set out in note 2, the acquisition of EVT801 has been accounted at cost as a separately acquired intangible asset with milestones where the payment is considered probable being booked as a current or non-current
liability at year end, according to the estimated payment date. Milestones where the payment is not considered probable at year end have not been accounted for as a liability. The total amount of milestone payments not booked at year end amounts to €300,500,000 ($456,063,136).